                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-10481

Exact Name of Registrant
(as specified in charter): Cohen & Steers Quality Income Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE          YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                               144.25%(b)
  COMMON STOCK                         114.91%
    DIVERSIFIED                         13.61%
         Capital Trust -- Class A..............     66,100   $    1,923,510       6.19%
         Colonial Properties Trust.............    582,300       23,420,106       6.66
         Crescent Real Estate Equities Co......  1,396,200       21,976,188       9.53
         iStar Financial.......................    400,500       16,512,615       6.77
         Vornado Realty Trust..................    663,443       41,584,607       4.53
                                                             --------------
                                                                105,417,026
                                                             --------------
    HEALTH CARE                         17.85%
         Health Care Property Investors........  1,190,400       30,950,400       6.42
         Health Care REIT......................    969,625       34,130,800       6.82
         LTC Properties........................    131,200        2,347,168       6.71
         Nationwide Health Properties..........  1,205,300       25,009,975       7.13
         Ventas................................  1,766,500       45,787,680       5.02
                                                             --------------
                                                                138,226,023
                                                             --------------
    HOTEL                                2.46%
         Hospitality Properties Trust..........    389,200       16,537,108       6.78
         Strategic Hotel Capital...............    183,400        2,479,568       6.51
                                                             --------------
                                                                 19,016,676
                                                             --------------
    INDUSTRIAL                           2.93%
         First Industrial Realty Trust.........    614,500       22,675,050       7.43
                                                             --------------
    MORTGAGE                             2.69%
         Newcastle Investment Corp.............    678,528       20,830,810       7.82
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              32.31%
         Arden Realty..........................    826,800   $   26,937,144       6.20%
         BioMed Realty Trust...................     59,000        1,037,810       6.14
         Brandywine Realty Trust...............  1,140,900       32,492,832       6.18
         CarrAmerica Realty Corp...............  1,010,600       33,046,620       6.12
         Equity Office Properties Trust........  1,314,400       35,817,400       7.34
         Highwoods Properties..................    415,300       10,220,533       6.91
         HRPT Properties Trust.................    635,400        6,983,046       7.64
         Kilroy Realty Corp....................    142,600        5,423,078       5.21
         Mack-Cali Realty Corp.................  1,073,800       47,569,340       5.69
         Maguire Properties....................    604,800       14,702,688       6.58
         Prentiss Properties Trust.............  1,000,200       36,007,200       6.22
                                                             --------------
                                                                250,237,691
                                                             --------------
    OFFICE/INDUSTRIAL                    8.43%
         Liberty Property Trust................  1,065,200       42,437,568       6.12
         Reckson Associates Realty Corp........    794,100       22,830,375       5.91
                                                             --------------
                                                                 65,267,943
                                                             --------------
    RESIDENTIAL                         14.54%
       APARTMENT                        14.12%
         AMLI Residential Properties Trust.....     77,000        2,352,350       6.28
         Archstone-Smith Trust.................    754,100       23,859,724       5.44
         AvalonBay Communities.................    307,200       18,499,584       4.65
         Camden Property Trust.................    366,600       16,936,920       5.50
         Gables Residential Trust..............    586,900       20,042,635       7.06
         Home Properties.......................    361,600       14,304,896       6.27
         Mid-America Apartment Communities.....    309,400       12,051,130       6.01
         Town & Country Trust..................     50,000        1,272,500       6.76
                                                             --------------
                                                                109,319,739
                                                             --------------
       MANUFACTURED HOME                 0.42%
         Affordable Residential Communities....    225,200        3,287,920       8.56
                                                             --------------
         TOTAL RESIDENTIAL.....................                 112,607,659
                                                             --------------
    SELF STORAGE                         0.44%
         Sovran Self Storage...................     87,300        3,420,414       6.18
                                                             --------------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SHOPPING CENTER                     19.34%
       COMMUNITY CENTER                  6.95%
         Cedar Shopping Centers................    200,000   $    2,790,000       6.45%
         Heritage Property Investment Trust....    449,100       13,100,247       7.20
         Kramont Realty Trust..................  1,293,300       24,055,380       6.99
         New Plan Excel Realty Trust...........    222,700        5,567,500       6.60
         Urstadt Biddle Properties -- Class A..    544,000        8,290,560       5.64
                                                             --------------
                                                                 53,803,687
                                                             --------------
       REGIONAL MALL                    12.39%
         Glimcher Realty Trust.................    605,200       14,706,360       7.90
         Macerich Co...........................    807,857       43,050,700       4.58
         Mills Corp............................    737,400       38,248,938       4.59
                                                             --------------
                                                                 96,005,998
                                                             --------------
         TOTAL SHOPPING CENTER.................                 149,809,685
                                                             --------------
    SPECIALTY                            0.31%
         American Campus Communities...........    130,800        2,427,648       7.27
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $658,098,726)..........                 889,936,625
                                                             --------------
  PREFERRED STOCK                       29.34%
    DIVERSIFIED                          5.79%
         Colonial Properties Trust, 8.125%,
            Series D...........................     64,900        1,714,009       7.69
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)(a)...  1,826,000       38,729,460       7.97
         iStar Financial, 7.80%, Series F......     94,600        2,385,812       7.73
         iStar Financial, 7.65%, Series G......     80,000        2,000,000       7.64
                                                             --------------
                                                                 44,829,281
                                                             --------------
    HEALTH CARE                          0.14%
         Omega Healthcare Investors, 8.375%,
            Series D...........................     40,000        1,042,000       8.02
                                                             --------------


-------------------
(a) 410,000 shares segregated as collateral for the interest rate swap transactions.
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    HOTEL                                6.25%
         FelCor Lodging Trust, 9.00%,
            Series B...........................    652,500   $   16,704,000       8.79%
         Host Marriott Corp., 10.00%,
            Series B...........................     14,100          368,292       9.57
         Host Marriott Corp., 10.00%,
            Series C...........................     30,700          826,444       9.29
         Host Marriott Corp., 8.875%,
            Series E...........................     10,000          275,600       8.06
         Innkeepers USA Trust, 8.00%,
            Series C...........................     92,000        2,327,600       7.91
         LaSalle Hotel Properties, 10.25%,
            Series A...........................  1,000,000       27,900,000       9.18
                                                             --------------
                                                                 48,401,936
                                                             --------------
    MORTGAGE                             0.19%
         Newcastle Investment Corp., 9.75%,
            Series B...........................     56,000        1,505,840       9.07
                                                             --------------
    OFFICE                               2.54%
         HRPT Properties Trust, 8.75%,
            Series B...........................    120,000        3,272,400       8.03
         Highwoods Properties, 8.625%,
            Series A...........................     13,195       13,764,034       8.27
         Maguire Properties, 7.625%,
            Series A...........................    106,600        2,654,340       7.67
                                                             --------------
                                                                 19,690,774
                                                             --------------
    OFFICE/INDUSTRIAL                    0.05%
         PS Business Parks, 8.75%, Series F....      4,100          109,265       8.22
         ProLogis, 8.54%, Series C.............      4,000          228,625       7.47
                                                             --------------
                                                                    337,890
                                                             --------------
    RESIDENTIAL -- APARTMENT             4.45%
         Apartment Investment & Management Co.,
            8.75%, Series D....................      5,530          139,743       8.67
         Apartment Investment & Management Co.,
            10.10%, Series R...................    950,000       25,336,500       9.37
         Home Properties, 9.00%, Series F......    196,000        5,448,800       8.09
         Mid-America Apartment Communities,
            8.30%, Series H....................    138,100        3,558,837       8.07
                                                             --------------
                                                                 34,483,880
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SHOPPING CENTER                      9.93%
       COMMUNITY CENTER                  4.90%
         Developers Diversified Realty Corp.,
            8.60%, Series F....................  1,039,400   $   27,855,920       8.02%
         Federal Realty Investment Trust,
            8.50%, Series B....................    276,300        7,476,678       7.84
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     24,000        2,622,000       7.78
                                                             --------------
                                                                 37,954,598
                                                             --------------
       FREE STANDING                     0.09%
         Commercial Net Lease Realty, 9.00%,
            Series A...........................     25,000          681,250       8.26
                                                             --------------
       OUTLET CENTER                     0.11%
         Chelsea Property Group, 8.375%,
            Series A...........................     14,000          843,500       6.95
                                                             --------------
       REGIONAL MALL                     4.83%
         CBL & Associates Properties, 8.75%,
            Series B...........................    430,000       23,112,500       8.15
         Glimcher Realty Trust, 8.75%,
            Series F...........................     40,000        1,059,600       8.27
         Glimcher Realty Trust, 8.125%,
            Series G...........................     40,000        1,018,000       7.98
         Mills Corp., 9.00%, Series B..........     55,300        1,503,054       8.28
         Mills Corp., 9.00%, Series C..........    159,600        4,389,000       8.18
         Mills Corp., 8.75%, Series E..........     84,000        2,268,000       8.11
         Simon Property Group, 8.75%,
            Series F...........................     30,000          809,700       8.11
         Taubman Centers, 8.30%, Series A......    127,600        3,281,872       8.09
                                                             --------------
                                                                 37,441,726
                                                             --------------
         TOTAL SHOPPING CENTER.................                  76,921,074
                                                             --------------
              TOTAL PREFERRED STOCK (Identified
                cost -- $208,568,719)..........                 227,212,675
                                                             --------------
              TOTAL EQUITIES (Identified
                cost -- $866,667,445)..........               1,117,149,300
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                              ----------   --------------
COMMERCIAL PAPER                                      0.36%
         State Street Corp., 1.40%, due 10/01/04
            (Identified cost -- $2,803,000)................   $2,803,000   $    2,803,000
                                                                           --------------
TOTAL INVESTMENTS (Identified
  cost -- $869,470,445).........................    144.61%                 1,119,952,300(a)
LIABILITIES IN EXCESS OF OTHER ASSETS...........     (0.71)%                   (5,505,760)
LIQUIDATION VALUE OF TAXABLE AUCTION MARKET
  PREFERRED SHARES: SERIES T, SERIES W,
  SERIES TH, AND SERIES F (Equivalent to $25,000
  per share based on 2,800 shares outstanding
  for Series T, Series W, Series TH and
  Series F).....................................    (36.15)%                 (280,000,000)
LIQUIDATION VALUE OF AUCTION MARKET PREFERRED
  SHARES: SERIES M28 (Equivalent to $25,000 per
  share based on 2,400 shares outstanding)......     (7.75)%                  (60,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES              ------                  --------------
  (Equivalent to $19.93 per share based on
  38,856,074 shares of capital stock
  outstanding)..................................    100.00%                 $  774,446,540
                                                    ------                  --------------
                                                    ------                  --------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $250,481,855 based on cost for federal income tax purposes of $869,470,445. This consisted of aggregate gross unrealized appreciation on investments of $252,228,742 and aggregate gross unrealized depreciation on investments of $1,746,887.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                 COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap transactions with Merrill Lynch Derivative Products, UBS AG, Banc of America Securities, and Royal Bank of Canada. Under the agreements, the fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal values of the swaps. The fund has segregated 410,000 shares of Crescent Real Estate Equities Co., 6.75%, Series A as collateral for the interest rate swap transactions. Details of the interest rate swap transactions as of September 30, 2004 are as follows:

                                                                                                  UNREALIZED
                                    NOTIONAL      FIXED    FLOATING RATE(a)                      APPRECIATION/
          COUNTERPARTY               AMOUNT       RATE     (RESET MONTHLY)   TERMINATION DATE   (DEPRECIATION)
--------------------------------  ------------   -------   ----------------  ----------------   --------------
Banc of America Securities......    14,000,000   3.2125%       1.6700%       October 2, 2008     $    126,952
Merrill Lynch Derivative
  Products......................    46,000,000   4.5600%       1.6963%         April 5, 2005         (638,319)
Merrill Lynch Derivative
  Products......................    46,000,000   5.2100%       1.6963%         April 5, 2007       (2,457,928)
Merrill Lynch Derivative
  Products......................    46,000,000   5.5800%       1.6963%         April 5, 2009       (3,823,767)
Royal Bank of Canada............    14,000,000   3.6800%       1.8275%       October 22, 2008        (108,525)
UBS AG..........................    24,000,000   4.4500%       1.7600%        April 15, 2005         (319,267)
UBS AG..........................    24,000,000   5.1200%       1.7600%        April 15, 2007       (1,225,241)
UBS AG..........................    24,000,000   5.4950%       1.7600%        April 15, 2009       (1,904,033)
                                                                                                 ------------
                                                                                                 $(10,350,128)
                                                                                                 ------------
                                                                                                 ------------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       8

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
    Name: Robert H. Steers
    Title: Chairman

    Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                  By: /s/ Martin Cohen
    ----------------------------------        ----------------------------------
    Name: Robert H. Steers                    Name: Martin Cohen
    Title: Chairman, Secretary and            Title: President, Treasurer and
           principal executive officer               principal financial officer

    Date: November 29, 2004

                                        10